Fair Value Measurements - Recurring (Significant Unobservable Inputs in Level 3 Valuation) (Details) - Significant unobservable inputs (Level 3)	12 Months Ended
	Dec. 31, 2016 USD ($)
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Number Of Renewal Periods	2
Term of counterparty option to renew gas purchase agreement	5 years
Commodity contracts | Minimum [Member] | Assets [Member] | Ethanol prices [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	$ 0.0016
Commodity contracts | Minimum [Member] | Assets [Member] | Propane Contract [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0039
Commodity contracts | Minimum [Member] | Assets [Member] | Isobutane Contract [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0054
Commodity contracts | Minimum [Member] | Assets [Member] | Normal Butane Contract [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0051
Commodity contracts | Minimum [Member] | Assets [Member] | Natural Gasoline Contract [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0089
Commodity contracts | Maximum [Member] | Assets [Member] | Ethanol prices [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0019
Commodity contracts | Maximum [Member] | Assets [Member] | Propane Contract [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0044
Commodity contracts | Maximum [Member] | Assets [Member] | Isobutane Contract [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0057
Commodity contracts | Maximum [Member] | Assets [Member] | Normal Butane Contract [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0057
Commodity contracts | Maximum [Member] | Assets [Member] | Natural Gasoline Contract [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	$ 0.0093
Embedded derivatives in commodity contracts | Liability [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Probability of Renewal	50.00%	[1]
Fair Value Inputs Probability of Renewal Second Term	75.00%	[1]
Embedded derivatives in commodity contracts | Minimum [Member] | Liability [Member] | Propane Contract [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	$ 0.0039
Embedded derivatives in commodity contracts | Minimum [Member] | Liability [Member] | Isobutane Contract [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0053
Embedded derivatives in commodity contracts | Minimum [Member] | Liability [Member] | Normal Butane Contract [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0048
Embedded derivatives in commodity contracts | Minimum [Member] | Liability [Member] | Natural Gasoline Contract [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0089
Embedded derivatives in commodity contracts | Minimum [Member] | Liability [Member] | Natural Gas Contract [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0218
Embedded derivatives in commodity contracts | Minimum [Member] | Liability [Member] | ERCOT Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Commodity Price	0.2308
Embedded derivatives in commodity contracts | Maximum [Member] | Liability [Member] | Propane Contract [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0049
Embedded derivatives in commodity contracts | Maximum [Member] | Liability [Member] | Isobutane Contract [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0064
Embedded derivatives in commodity contracts | Maximum [Member] | Liability [Member] | Normal Butane Contract [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0060
Embedded derivatives in commodity contracts | Maximum [Member] | Liability [Member] | Natural Gasoline Contract [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0104
Embedded derivatives in commodity contracts | Maximum [Member] | Liability [Member] | Natural Gas Contract [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Forward Commodity Price	0.0339
Embedded derivatives in commodity contracts | Maximum [Member] | Liability [Member] | ERCOT Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Commodity Price	$ 0.4458

[1]	(3)The producer counterparty to the embedded derivative has the option to renew the gas purchase agreement and the related keep-whole processing agreement for two successive five-year terms after 2022. The embedded gas purchase agreement cannot be renewed without the renewal of the related keep-whole processing agreement. Due to the significant number of years until the renewal options are exercisable and the high level of uncertainty regarding the counterparty’s future business strategy, the future commodity price environment, and the future competitive environment for midstream services in the Southern Appalachian region, management determined that a 50 percent probability of renewal for the first five-year term and 75 percent for the second five-year term are appropriate assumptions. Included in this assumption is a further extension of management’s estimates of future frac spreads through 2032.